Submission	Dec. 03, 2025
Submission [Line Items]
Central Index Key	0001690437
Registrant Name	GraniteShares Gold Trust
Registration File Number	333-285296
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	GraniteShares Gold Trust
Street 1	222 Broadway
Street 2	21st Floor
City	New York
State or Country Code	NY
Zip Code	10038
Reporting FY End Date	Jun. 30, 2025
Offset Table N/A	N/A